Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventories
Inventories	¥ 8,918,314		¥ 8,235,143
Inventory valuation allowance	(165,875)		(49,539)
Inventories, net	8,752,439	$ 1,251,582	8,185,604
Vehicle sales
Inventories
Inventories	4,841,667		5,160,670
Other finished products
Inventories
Inventories	826,338		648,000
Raw materials and work in process
Inventories
Inventories	¥ 3,250,309		¥ 2,426,473